Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 2.0%
$100,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	$101,888
220,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(1)	235,519
150,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	158,769
50,889	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A3, 1.84%, 12/15/22	51,147
450,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(1)	455,896
	TOTAL ASSET-BACKED SECURITIES (Cost $1,013,703)	1,003,219
COMMERCIAL MORTGAGE-BACKED SECURITIES 9.4%
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	274,392
150,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	167,309
218,410	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	227,064
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	159,605
180,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	192,538
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26(2)	275,496
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27(2)	221,470
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27(2)	330,474
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	277,182
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	282,332
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	223,959
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	485,342
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.63%, 11/25/45(1)(2)	256,844
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.85%, 9/25/46(1)(2)	157,589
200,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(1)(2)	215,313
194,013	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	195,953
190,912	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	194,094
48,670	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	48,784
12,800	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	13,035
45,032	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1-month LIBOR + 0.70)%, 0.79%, 9/20/34(2)	44,949
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	190,257
40,655	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	40,779
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	110,069
70,864	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	73,997
35,840	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	35,907
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,567,325)	4,694,733
CORPORATE BONDS & NOTES 44.4%
	BASIC MATERIALS 3.2%
	CHEMICALS 1.7%
125,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	126,221
175,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	182,965
150,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31	141,106
100,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	107,820
150,000	LYB International Finance II B.V., Guaranteed Notes, 3.50%, 3/2/27	163,304
125,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	142,382
		863,798
	IRON & STEEL 0.7%
135,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(3)	148,271
165,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	176,540
		324,811

1

September 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 44.4% (continued)
BASIC MATERIALS 3.2% (continued)
	MINING 0.8%
$140,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42(3)	$168,239
175,000	Teck Resources Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	226,475
		394,714
	COMMUNICATIONS 4.1%
	INTERNET 0.6%
160,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	184,400
125,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	127,043
		311,443
	MEDIA 1.5%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	196,745
175,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	201,089
125,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	142,000
175,000	Walt Disney Co., Guaranteed Notes, 2.65%, 1/13/31(3)	182,634
		722,468
	TELECOMMUNICATIONS 2.0%
228,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	223,988
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	232,060
125,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	131,829
175,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	208,102
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	201,191
		997,170
		2,031,081
	CONSUMER, CYCLICAL 3.5%
	AUTO MANUFACTURERS 1.0%
100,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, 9/10/25	99,484
185,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	190,087
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	208,656
		498,227
	HOME BUILDERS 1.3%
150,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	157,111
150,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	161,817
142,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27(3)	164,665
140,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	157,633
		641,226
	HOME FURNISHINGS 0.4%
200,000	Whirlpool Corp., Senior Unsecured Notes, 3.70%, 5/1/25	216,420
	HOUSEWARES 0.4%
165,000	Newell Brands, Inc., Senior Unsecured Notes, 4.70%, 4/1/26	181,917
	RETAIL 0.4%
100,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	111,452
100,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30	110,044
		221,496
		1,759,286
	CONSUMER, NON-CYCLICAL 9.4%
	AGRICULTURE 0.5%
200,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	215,259
	BEVERAGES 1.5%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(3)	151,620
150,000	Coca-Cola Co., Senior Unsecured Notes, 1.45%, 6/1/27	151,339
125,000	Coca-Cola Femsa SAB de CV, Guaranteed Notes, 2.75%, 1/22/30	128,954
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	196,052
125,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	134,483
		762,448
	BIOTECHNOLOGY 0.8%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	155,114
100,000	Illumina, Inc., Senior Unsecured Notes, 2.55%, 3/23/31	100,811

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 44.4% (continued)
CONSUMER, NON-CYCLICAL 9.4% (continued)
BIOTECHNOLOGY 0.8% (continued)
$150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	$142,537
		398,462
	COMMERCIAL SERVICES 1.1%
100,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	113,565
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	160,198
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	160,231
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	131,313
		565,307
	FOOD 0.9%
100,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	97,339
175,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	185,519
150,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	172,458
		455,316
	HEALTHCARE PRODUCTS 0.5%
100,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	112,124
125,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	137,482
		249,606
	HEALTHCARE SERVICES 1.8%
115,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	123,261
100,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	109,000
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	167,625
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	167,272
150,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	158,731
125,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	156,760
		882,649
	HOUSEHOLD PRODUCTS 0.2%
100,000	Clorox Co., Senior Unsecured Notes, 3.05%, 9/15/22	101,927
	PHARMACEUTICALS 2.1%
115,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	123,159
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	166,027
165,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	192,262
150,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	150,549
140,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	141,868
150,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	165,173
100,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	112,519
		1,051,557
		4,682,531
	ENERGY 4.4%
	OIL & GAS 2.3%
150,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	153,522
125,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	131,230
125,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30(3)	145,793
135,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27(3)	149,869
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	166,125
100,000	Phillips 66, Guaranteed Notes, 1.30%, 2/15/26	99,387
150,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	155,609
150,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	159,672
		1,161,207
	OIL & GAS SERVICES 0.3%
150,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25(3)	151,539
	PIPELINES 1.8%
125,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	138,296
100,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	100,290
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	120,594
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	283,152

3

September 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 44.4% (continued)
ENERGY 4.4% (continued)
PIPELINES 1.8% (continued)
$100,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	$110,631
125,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	142,196
		895,159
		2,207,905
	FINANCIAL 11.7%
	BANKS 6.1%
125,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24(1)	135,664
150,000	Bank of America Corp., Senior Unsecured Notes, 3.50%, 4/19/26	163,834
100,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24	106,325
100,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	111,799
125,000	CIT Group, Inc., Senior Unsecured Notes, (SOFR + 3.83)%, 3.93%, 6/19/24(2)	130,733
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90)%, 3.35%, 4/24/25(2)	159,315
130,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	172,799
150,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29	171,039
100,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	106,683
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	191,960
100,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	110,099
125,000	ING Groep NV, Senior Unsecured Notes, 3.95%, 3/29/27	139,961
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	224,789
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38)%, 3.96%, 11/15/48(2)	173,476
100,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29	103,973
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	161,247
200,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	215,702
125,000	National Australia Bank Ltd., Senior Unsecured Notes, 2.50%, 7/12/26	132,544
350,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	363,495
		3,075,437
	DIVERSIFIED FINANCIAL SERVICES 2.2%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26(3)	173,142
175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	188,142
150,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	167,919
150,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	162,378
140,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	151,618
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	108,801
140,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	151,264
		1,103,264
	INSURANCE 1.1%
135,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30(3)	128,811
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	214,914
175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67)%, 5.70%, 9/15/48(2)(3)	204,654
		548,379
	REITS 2.3%
100,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	105,607
100,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	102,434
150,000	Crown Castle International Corp., Senior Unsecured Notes, 3.80%, 2/15/28	164,826
125,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	125,706
100,000	Kimco Realty Corp., 2.25%, 12/1/31	97,568
125,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	123,809
100,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	101,689
130,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	136,816
175,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	198,495
		1,156,950
		5,884,030
	INDUSTRIAL 3.5%
	AEROSPACE & DEFENSE 0.5%
100,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	114,021

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 44.4% (continued)
INDUSTRIAL 3.5% (continued)
AEROSPACE & DEFENSE 0.5% (continued)
$120,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	$120,821
		234,842
	BUILDING MATERIALS 0.9%
160,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	154,513
125,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	139,342
150,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	164,503
		458,358
	ELECTRONICS 0.7%
100,000	Amphenol Corp., 2.20%, 9/15/31	99,046
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	166,438
100,000	Jabil, Inc., Senior Unsecured Notes, 1.70%, 4/15/26	100,474
		365,958
	MISCELLANEOUS MANUFACTURERS 0.8%
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	216,123
150,000	Trane Technologies Luxembourg Finance SA, Guaranteed Notes, 4.50%, 3/21/49	184,688
		400,811
	PACKAGING & CONTAINERS 0.3%
150,000	Ball Corp., Guaranteed Notes, 4.88%, 3/15/26	165,750

	TRANSPORTATION 0.3%
125,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	130,855
		1,756,574
	TECHNOLOGY 3.0%
	COMPUTERS 0.9%
100,000	Dell International LLC / EMC Corp., 4.90%, 10/1/26	115,278
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	160,099
175,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	179,164
		454,541
	SEMICONDUCTORS 0.7%
100,000	Analog Devices, Inc., 2.80%, 10/1/41	99,532
150,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	154,392
100,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	101,919
		355,843
	SOFTWARE 1.4%
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	170,576
125,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	136,126
115,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	111,930
125,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	130,809
150,000	salesforce.com, Inc., Senior Unsecured Notes, 2.70%, 7/15/41	149,220
		698,661
		1,509,045
	UTILITIES 1.6%
	ELECTRIC 1.2%
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	120,742
100,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	113,510
150,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30	153,484
100,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	107,842
125,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	125,136
		620,714
	GAS 0.4%
175,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	194,933
		815,647
	TOTAL CORPORATE BONDS & NOTES (Cost $21,555,505)	22,229,422
FOREIGN GOVERNMENT OBLIGATIONS 0.9%
150,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 2.75%, 3/7/23	155,346
135,000	Export-Import Bank of Korea, Senior Unsecured Notes, 1.13%, 12/29/26	134,001

5

September 30, 2021

Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS 0.9% (continued)
$150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	$161,064
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $437,148)	450,411
LONG-TERM MUNICIPAL SECURITIES 3.9%
	CALIFORNIA 0.4%
200,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	206,567
	DISTRICT OF COLUMBIA 0.5%
250,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, Ser. F, 4.91%, 12/1/23	273,657
	MICHIGAN 0.4%
200,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	223,232
	NEW YORK 0.3%
125,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, Ser. E-2, 2.63%, 2/1/23	128,963
	RHODE ISLAND 0.2%
100,000	Narragansett Bay Commission, Wastewater System, Revenue Refunding Bonds, 2.46%, 9/1/35	102,067
	TEXAS 1.8%
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	274,752
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	608,516
		883,268
	WASHINGTON 0.3%
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	130,270
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,783,496)	1,948,024

RESIDENTIAL MORTGAGE-BACKED SECURITIES 13.1%
MORTGAGE SECURITIES 13.1%
23,429	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	25,767
119,906	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	131,426
49,087	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	53,148
25,215	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	26,713
24,764	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	26,898
20,327	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	22,273
49,849	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	54,302
161,966	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	174,009
189,649	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	209,277
150,865	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	161,803
244,518	FHLMC Pool #QB2958, 3.00%, 9/1/50	256,797
223,875	FHLMC Pool #QB3856, 2.00%, 9/1/50	224,497
232,271	FHLMC Pool #QB5314, 2.50%, 11/1/50	239,558
296,068	FHLMC Pool #QB8153, 2.50%, 1/1/51	306,014
218,234	FHLMC Pool #SB8078, 1.50%, 12/1/35	220,516
192,456	FHLMC Pool #SD8023, 2.50%, 11/1/49	198,494
567,065	FHLMC Pool #SD8098, 2.00%, 10/1/50	568,642
286,527	FHLMC Pool #SD8134, 2.00%, 3/1/51	287,324
64,188	FNMA Pool #AB2346, 4.50%, 2/1/41	71,928
54,034	FNMA Pool #AB5231, 2.50%, 5/1/27	56,541
56,352	FNMA Pool #AB5716, 3.00%, 7/1/27	59,434
76,712	FNMA Pool #AB8144, 5.00%, 4/1/37	86,796
74,260	FNMA Pool #AI4285, 5.00%, 6/1/41	83,920
53,502	FNMA Pool #AJ5888, 4.50%, 11/1/41	59,957
230,338	FNMA Pool #AR6394, 3.00%, 2/1/43	246,540
91,731	FNMA Pool #AS5892, 3.50%, 10/1/45	98,621
29,251	FNMA Pool #AS6102, 3.50%, 11/1/45	31,440
53,509	FNMA Pool #AS6205, 3.50%, 11/1/45	57,518
38,951	FNMA Pool #AS6385, 4.00%, 12/1/45	42,574
87,980	FNMA Pool #AS9459, 4.50%, 4/1/47	96,306
85,228	FNMA Pool #AS9562, 3.00%, 5/1/47	90,164
100,136	FNMA Pool #AU4279, 3.00%, 9/1/43	106,603
89,559	FNMA Pool #AV0703, 4.00%, 12/1/43	98,596
42,638	FNMA Pool #AW7362, 2.50%, 8/1/29	44,568
95,396	FNMA Pool #AX0416, 4.00%, 8/1/44	105,455
58,462	FNMA Pool #AY1670, 3.50%, 2/1/45	62,941
62,454	FNMA Pool #AY2728, 2.50%, 2/1/30	65,362
46,798	FNMA Pool #AY4195, 4.00%, 5/1/45	51,248
55,746	FNMA Pool #BA3885, 3.50%, 11/1/45	59,905
171,807	FNMA Pool #CA2320, 3.50%, 9/1/48	188,347
91,739	FNMA Pool #CA5540, 3.00%, 4/1/50	97,850
88,327	FNMA Pool #MA0641, 4.00%, 2/1/31	95,925
105,683	FNMA Pool #MA4012, 2.00%, 5/1/35	109,130
192,677	FNMA Pool #MA4077, 2.00%, 7/1/50	193,213
169,411	FNMA Pool #MA4119, 2.00%, 9/1/50	169,883
367,799	FNMA Pool #MA4208, 2.00%, 12/1/50	368,822

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 13.1%
$98,216	FNMA Pool #MA4355, 2.00%, 6/1/51	$98,489
28,280	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	29,113
16,224	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	16,474
48,715	GNMA II Pool #5332, 4.00%, 3/20/42	53,710
53,953	GNMA II Pool #MA1520, 3.00%, 12/20/43	57,102
29,067	GNMA II Pool #MA2445, 3.50%, 12/20/44	31,095
193,736	GNMA II Pool #MA7054, 3.50%, 12/20/50	203,733
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,527,710)	6,576,761
	U.S. GOVERNMENT AGENCY OBLIGATIONS 2.2%
250,000	FNMA, 2.38%, 1/19/23	257,066
250,000	FNMA, 2.63%, 9/6/24(3)	265,587
540,000	FNMA, 1.88%, 9/24/26(3)	562,957
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,020,063)	1,085,610
	U.S. TREASURY OBLIGATIONS 19.9%
	U.S. TREASURY NOTES & BONDS 19.9%
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31	161,395
245,000	U.S. Treasury Bonds, 4.38%, 2/15/38	334,827
415,000	U.S. Treasury Bonds, 3.50%, 2/15/39	516,497
155,000	U.S. Treasury Bonds, 1.13%, 5/15/40	133,688
180,000	U.S. Treasury Bonds, 2.88%, 5/15/43	206,114
654,000	U.S. Treasury Bonds, 3.00%, 2/15/48	775,654
1,616,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,670,477
101,843	U.S. Treasury Inflation Indexed Note, 0.13%, 7/15/31	112,017
170,000	U.S. Treasury Notes, 1.38%, 6/30/23	173,387
500,000	U.S. Treasury Notes, 0.13%, 7/15/23	498,945
800,000	U.S. Treasury Notes, 0.13%, 8/31/23	797,812
1,035,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,089,297
620,000	U.S. Treasury Notes, 1.50%, 8/15/26	635,330
350,000	U.S. Treasury Notes, 0.75%, 8/31/26	346,090
350,000	U.S. Treasury Notes, 1.13%, 2/28/27	351,012
100,000	U.S. Treasury Notes, 0.63%, 11/30/27	96,504
790,000	U.S. Treasury Notes, 2.75%, 2/15/28	863,723
100,000	U.S. Treasury Notes, 1.25%, 6/30/28	99,707
250,000	U.S. Treasury Notes, 1.63%, 8/15/29	254,404
500,000	U.S. Treasury Notes, 1.50%, 2/15/30	502,676
390,000	U.S. Treasury Notes, 1.13%, 2/15/31(3)	377,386
	TOTAL U.S. TREASURY NOTES & BONDS (Cost $9,876,615)	9,996,942

Shares		Value
SHORT-TERM INVESTMENTS 7.0%
	MONEY MARKET FUNDS 7.0%
1,973,811	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (4)	$1,973,811
1,535,512	State Street Navigator Securities Lending Government Money Market Portfolio (5)	1,535,512
		3,509,323
TOTAL SHORT-TERM INVESTMENTS (Cost $3,509,323)		3,509,323
TOTAL INVESTMENT IN SECURITIES 102.8% (Cost $50,290,888)		$51,494,445
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.8)%		(1,419,220)
NET ASSETS(6) 100%		$50,075,225

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Floating or variable rate security. The rate disclosed is the rate in effect as of September 30, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(3)	A portion or all of the security was held on loan. As of September 30, 2021, the market value of the securities on loan was $2,758,686.
(4)	Rate reflects 7 day yield as of September 30, 2021.
(5)	Securities with an aggregate market value of $2,758,686 were out on loan in exchange for collateral including $1,535,512 of cash collateral as of September 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $50,290,888, aggregate gross unrealized appreciation was $1,612,622, aggregate gross unrealized depreciation was $409,065 and the net unrealized appreciation was $1,203,557.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$1,003,219	$—	$1,003,219
Commercial Mortgage-Backed Securities	—	4,694,733	—	4,694,733
Corporate Bonds & Notes*	—	22,229,422	—	22,229,422
Foreign Government Obligations	—	450,411	—	450,411
Long-Term Municipal Securities*	—	1,948,024	—	1,948,024
Residential Mortgage-Backed Securities	—	6,576,761	—	6,576,761
U.S. Government Agency Obligations	—	1,085,610	—	1,085,610
U.S. Treasury Obligations	—	9,996,942	—	9,996,942
Short-Term Investments	3,509,323	—	—	3,509,323
Total Investments in Securities	$3,509,323	$47,985,122	$—	$51,494,445

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2021, there were no Level 3 investments.